Cover Page	Oct. 16, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Entity File Number	001-09718
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1435979
Entity Address, Address Line One	300 Fifth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-2401
City Area Code	888
Local Phone Number	762-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000713676
Amendment Flag	false